CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Net profit (loss)	$ 40,879	$ 476,281	$ (358,527)
Remeasurements of defined benefit plans
Other comprehensive income (loss) before tax gains losses on remeasurements of defined benefit plans	4,644	(766)	(2,726)
Other comprehensive income (loss) that will not be reclassified to profit or loss before tax	4,644	(766)	(2,726)
Exchange differences on translation
Gains (losses) on exchange differences on translation, before tax	133,703	259,895	121,470
Other comprehensive income (loss) before tax exchange differences on translation	133,703	259,895	121,470
Cash flow hedges
Gains (losses) on cash flow hedges, before tax	461,238	27,762	(72,816)
Reclassification adjustments on cash flow hedges before tax	0	(6,747)	(1,634)
Other comprehensive income (loss) before tax cash flow hedges	461,238	21,015	(74,450)
Share of other comprehensive income (loss) of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss before tax
Share of other comprehensive income (loss) of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss before tax	1,509	10,911	308
Other Comprehensive income (loss) that will be reclassified to profit or loss before tax	596,450	291,821	47,328
Income tax relating to components of other comprehensive income (loss) that will not be reclassified to profit or loss before tax
Income tax relating to remeasurements of defined benefit plans of other comprehensive income	(1,254)	207	736
Income tax relating to components of other comprehensive income (loss) that will not be reclassified to profit or loss before tax	(1,254)	207	736
Income tax relating to components of other comprehensive income (loss) that will be reclassified to profit or loss before tax
Income tax relating to exchange differences on translation of other comprehensive income (loss)	0	(135,171)	135,171
Income tax relating to cash flow hedges of other comprehensive income (loss)	(123,732)	(6,075)	19,610
Income tax relating to share of other comprehensive income (loss) of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss	(312)	(2,450)	(218)
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	(124,044)	(143,696)	154,563
Other comprehensive income (loss), net of tax	475,796	147,566	199,901
Total comprehensive income (loss)	516,675	623,847	(158,626)
Comprehensive Income (loss) attributable to
Comprehensive income (loss), attributable to owners of parent company	516,958	624,409	(158,848)
Comprehensive income (loss), attributable to non-controlling interests	(283)	(562)	222
Total comprehensive income (loss)	$ 516,675	$ 623,847	$ (158,626)